Amount Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ (79)	¥ (99)
Actuarial loss	(5,639)	(7,168)
Accumulated other comprehensive income (loss)	¥ (5,718)	¥ (7,267)